Transactions and Balances with Related Parties (Details) - Schedule of Transactions and Balances with Related Parties - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Current assets
Non-current assets
Current liabilities	167	95
Other related parties [member]
Disclosure of transactions between related parties [line items]
Current assets	15	121
Non-current assets	2,554 [1]	108
Current liabilities
Transactions with related parties [Member]
Disclosure of transactions between related parties [line items]
Research and development expenses	26	40
Sale of minority interest in subsidiary		$ 2,985 [1]

[1]	See note 5.